Summary of Accounting Principles (Collaborative Arrangements) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborators interests existing programs low end	14.00%
Collaborators interests existing programs high end	50.00%
Partner share individual program maximum	31.00%
Cost of Products Sold [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborator Share Of Sales	$ 1,700	$ 1,547	$ 1,778
Collaborator Share Of Program Costs	108	104	103
Cost of Services Sold [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborator Share Of Sales	675	652	354
Research and Development [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborator Share Of Program Costs	184	248	122
Selling General and Administrative [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborator Share Of Program Costs	$ 5	$ 5	$ 4